Variable Interest Entities (Summary of Material Unconsolidated Variable Interest Entities) (Details) - NSPML - NSPML - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Variable Interest Entity [Line Items]
Equity Method Investment, Underlying Equity in Net Assets	$ 462	$ 475
Maximum exposure to loss	$ 6	$ 6